UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

    24140 E. Greystone Lane

               Woodway, WA                        98020

(Address of principal executive offices)                  (Zip code)

Kailash Birmiwal

Birmiwal Investment Trust

24140 E. Greystone Lane

Woodway, WA 98020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Birmiwal Oasis Fund

	Schedule of Investments
	December 31, 2008 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
508,178	Bodisen Biotech Inc. *	$ 213,435
11,500	Converted Organics Inc. *	40,710
		254,145	2.81%

Agricultural Production - Crops
75,000	Agria Corporation * **	111,750	1.23%

Air Transportation, Scheduled
4,500	China Southern Airlines Co. Ltd. * **	38,205	0.42%

Bituminous Coal & Lignite Mining
50,000	Patriot Coal Corporation *	312,500	3.45%

Bituminous Coal & Lignite Surface Mining
2,000	James River Coal Co. *	30,660	0.34%

Computer Peripheral Equipment
3,000	RadiSys Corp. *	16,590	0.18%

Computer Storage Devices
10,000	Blue Coat Systems Inc. *	84,000	0.93%

Crude Petroleum & Natural Gas
7,000	ATP Oil & Gas Corp. *	40,950	0.45%

Deep Sea Foreign Transportation of Freight
5,000	DryShips, Inc. **	53,300
18,000	Excel Maritime Carriers, Ltd. **	126,720
5,000	TBS International Limited * **	50,150
		230,170	2.54%

Drawing & Insulating Nonferrous Wire
1,000	Fushi Copperweld, Inc. * **	5,270	0.06%

Engines & Turbines
5,000	China Yuchai International Ltd.. **	19,200	0.21%

Fabricated Plate Work (Boiler Shops)
5,000	McDermott International Inc. *	49,400	0.55%

Gold and Silver Ores
230,000	Northgate Minerals Corp. *	190,900
40,000	Taseko Mines Ltd. *	22,800
		213,700	2.36%

Grain Mill Products
19,000	AgFeed Industries, Inc. *	30,590	0.34%

Hotels & Motels
1,000	Melco PBL Entertainment (Macau) LTD. * **	3,170	0.03%

Industrial Organic Chemicals
9,000	Gushan Environmental Energy Limited **	16,560	0.18%

Investment Brokerage - National
60,000	FCStone Group, Inc. *	265,800	2.93%

Jewelry, Precious Metal
2,273	Fuqi International, Inc. * **	14,229	0.16%

Laboratory Analytical Instruments
1,000	Bruker Corporation *	4,040	0.04%

Meat Packing Plants
1,000	Zhongpin, Inc. * **	12,000	0.13%

Metal Mining
55,000	Lundin Mining Corp. *	52,800	0.58%

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment)
3,000	Joy Global, Inc.	68,670	0.76%

Miscellaneous Chemical Products
25,000	Shengdatech, Inc. **	88,000	0.97%

Motor Vehicle Parts & Accessories
10,000	American Axle & Manufacturing Holdings Inc.	28,900
15,000	China Automotive Systems Inc. **	50,850
		79,750	0.88%

Motor Vehicles & Passenger Car Bodies
1,000	Tata Motors Ltd. **	4,450	0.05%

Oil & Gas Field Exploration Services
14,000	OMNI Energy Services Corp. *	16,660	0.18%

Oil & Gas Field Services
1,000	Allis-Chalmers Energy, Inc. *	5,500
8,800	North American Energy Partners Inc. *	29,392
		34,892	0.39%

Personal Credit Institutions
40,000	First Marblehead Corp.	51,600	0.57%

Petroleum Refining
6,000	Tesoro Corporation *	79,020	0.87%

Pharmaceutical Preparations
5,000	American Oriental Bioengineering Inc. * **	33,950
10,000	Sinovac Biotech Ltd. * **	13,800
		47,750	0.53%

Photographic Equipment & Supplies
33,500	IMAX Corporation *	149,410	1.65%

Primary Production of Aluminum
10,000	Century Aluminum Co. *	100,000	1.10%

Printed Circuit Boards
2,000	Celestica Inc. * **	9,220	0.10%

Radio & TV Broadcasting & Communications Equipment
1,000	Ceragon Networks Ltd. * **	5,050
4,000	Digital Ally Inc. *	12,360
5,000	Starent Networks, Corp. *	59,650
		77,060	0.85%

Retail - Apparel & Accessory Stores
2,000	Zumiez, Inc. *	14,900	0.16%

Retail - Department Stores
8,000	Bon-Ton Stores Inc.	8,240	0.09%

Retail - Eating & Drinking Places
1,000	Starbucks Corp. *	9,460	0.10%

Retail - Eating Places
5,000	Ruby Tuesday, Inc. *	7,800	0.09%

Rubber & Plastic Footware
12,000	CROCS Inc. *	14,880	0.16%

Semiconductors & Related Devices
194,307	Actions Semiconductor Co., Ltd. * **	312,834
5,000	Anadigics, Inc. *	7,400
1,000	Applied Materials Inc.	10,130
14,600	Canadian Solar Inc. *	94,316
60,000	JA Solar Holdings Co., Ltd. * **	262,200
23,750	LDK Solar Co.Ltd. * **	311,600
5,000	LSI Corporation *	16,450
90,000	Netlist Inc. *	26,307
2,000	OmniVision Technologies Inc. *	10,500
2,000	ON Semiconductor Corp. *	6,800
2,000	Solarfun Power Holdings Co. Ltd. * **	10,020
5,900	Yingli Green Energy Holding Co. Ltd. * **	35,990
		1,104,547	12.19%

Services - Advertising
2,000	Focus Media Holding Ltd. * **	18,180
1,000	VisionChina Media Inc. * **	5,460
		23,640	0.26%

Services - Business Services
3,000	China Finance Online Co. Ltd. * **	21,090
10,000	Giant Interactive Group, Inc. * **	64,900
1,000	The9 Limited * **	13,320
3,000	WNS (Holdings) Ltd. * **	15,750
		115,060	1.27%

Services - Computer Programming
1,000	Satyam Computer Services Ltd. **	9,040
3,000	Wipro Ltd. **	24,390
		33,430	0.37%

Services - Computer Programming, Data Processing, Etc.
10,000	Novatel Wireless Inc. *	46,400	0.51%

Services - Engineering Services
10,000	A-Power Energy Generation Systems, Ltd. * **	43,000	0.47%

Services - Prepackaged Software
1,300	China Digital TV Holding Co., Ltd. * **	10,894
1,000	Microsoft Corp.	19,440
22,000	Noah Education Holdings, Ltd. * **	69,300
		99,634	1.10%

Services - Miscellaneous Amusement & Recreation
5,000	Boyd Gaming Corp.	23,650	0.26%

Special Industry Machinery, NEC
10,000	Amtech Systems Inc. *	36,900
1,000	Intevac Inc. *	5,070
		41,970	0.46%

Steel Works, Blast Furnace & Rolling & Finishing Mills
15,000	Sutor Technology Group, Ltd. * (China)	34,650	0.38%

Steel Works, Blast Furnace & Rolling Mills (Coke Ovens)
5,000	Mechel Open Joint Stock Company * **	20,000	0.22%

Surgical & Medical Instruments & Apparatus
1,000	AngioDynamics Inc. *	13,690	0.15%

Telephone & Telegraph Apparatus
2,000	CIENA Corp. *	13,400
82,150	Qiao Xing Mobile Communication Co., Ltd. * **	208,661
129,084	Qiao Xing Universal Telephone Inc. * **	240,096
		462,157	5.10%

Telephone Communications (No Radiotelephone)
33,000	Mahanagar Telephone Nigam Ltd. **	114,180	1.26%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
247,200	China Medicine Corporation *	177,984	1.96%

Total for Common Stock (Cost $14,162,437)		5,021,483	55.44%

CLOSED-END FUNDS
2,000	India Fund, Inc.	36,600
Total for Closed End Funds (Cost $109,907)		36,600	0.40%

EXCHANGE TRADED FUNDS
6,000	Direxion Financial Bull 3X Shares *	152,820
36,000	Direxion Small Cap Bull 3X Shares *	1,227,240
2,000	iPath MSCI India Index ETN *	63,280
2,000	Market Vectors Russia ETF	26,140
5,000	Ultra Dow30 ProShares	159,650
42,000	Ultra Financials ProShares	253,260
40,000	Ultra Real Estate ProShares	256,000
Total for Exchange Traded Funds (Cost $1,807,160)		2,138,390	23.61%

WARRANTS
130,000	Ascent Solar Technologies, Inc. Class B * (expires 7-10-2011)	$ 10,306
	exercise price @ 11.00
130,000	Primoris Services Corporation (expires 10-2-2010)	158,600
	exercise price @ 5.00
Total for Warrants (Cost $322,119)		168,906	1.86%

CALL OPTIONS	Shares Subject
Expiration Date/Exercise Price	to Call
LDK Solar Co.Ltd. * **	47,000	-
March 2009 Calls @ 40.00

LDK Solar Co.Ltd. * **	50,000	-
March 2009 Calls @ 50.00

LDK Solar Co.Ltd. * **	50,000	20,000
January 2010 Calls @ 50.00

LDK Solar Co.Ltd. * **	20,000	1,000
January 2010 Calls @ 80.00

Total (Premiums Paid - $1,646,103)		21,000	0.23%

Cash and Equivalents
1,639,425	Fidelity Governmental Fund 57 1.57% ***	1,639,425	18.10%
	(Cost $1,639,425)

	Total Investments Securities	9,025,804	99.64%
	(Cost $19,687,151)

	Other Assets In Excess of Liabilities	32,233	0.36%

	Net Assets	$ 9,058,037	100.00%

* Non-Income Producing Securities
** ADR - American Depository Receipt
*** Variable Rate Security; The Coupon Rate shown represents the rate at December 31, 2008.

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At December 31, 2008 , the net unrealized de preciation on investments, based on cost for federal income tax purposes of $ 19,687,151 amounted to $ 10,661,347 , which consisted of aggregate gross unrealized appreciation of $ 606 , 864 and aggregate gross unrealized depreciation of $ 11 , 268,211 .

2. SECURITY VALUATION

Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" (“SFAS No. 157”) effective April 1, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Investments in Securities
Level 1 – Quoted Prices	$9,025,804
Level 2 –Significant Other Observable Inputs	0
Level 3 –Significant Unobservable Inputs	0
Total	$9,025,804

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:            2 - 23 - 09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date:            2 - 23 - 09

By: /s/ Kailash Birmiwal

       Kailash Birmiwal

      Chief Financial Officer

Date:            2 - 23 - 09